Loans Receivable and Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013 Restructuring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of unsecured loans in other loans	2
Interest income recognized	$ 190	$ 251	$ 201
Accrued interest on non-accrued loans	265	242	296
Loans that are past due greater than 90 days	0	0
60-89 Days Past Due	239	914
90 Days or More Past Due	4,342	2,434
Troubled Debt Restructuring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructuring total	784	523	528
60-89 Days Past Due	7
90 Days or More Past Due		$ 8	$ 217
Period for assumption of trouble debt restructuring	12 months	12 months	12 months
Number of defaults of new troubled debt restructuring			0
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on non accrual status	90 days	90 days
Non accrual status to satisfy the loan terms	6 months	6 months